Subsequent Events (Details) - Subsequent Events [Member]	Sep. 01, 2026 shares
Subsequent Events [Line Items]
Number of shares outstanding	100
Ordinary Share [Member]
Subsequent Events [Line Items]
Number of shares outstanding	1
Number of shares issued	1